Transactions with Related Parties - Backstop Agreement (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Backstop agreement			On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. For the three month period ended June 30, 2017, backstop revenue amounted to $4,075 ($0 for the same period in 2016). For the six month period ended June 30, 2017, backstop revenue amounted to $5,231 ($0 for the same period in 2016).
Revenue from related parties	$ 4,075,000	$ 0	$ 5,231,000	$ 0
Backstop Agreement
Related Party Transaction [Line Items]
Revenue from related parties	$ 4,075,000	$ 0	5,231,000	$ 0
Minimum | Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day			35,000
Minimum | Shinyo Ocean
Related Party Transaction [Line Items]
Charter out rate per day			38,400
Minimum | Shinyo Kannika
Related Party Transaction [Line Items]
Charter out rate per day			$ 38,000